Financial Instruments - Summary of Aging of Trade Receivable Balances (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 9,560,268	$ 5,506,458
Less expected credit loss	(723,623)	(616,846)
Current Trade Receivables Net Of Allowance	8,836,645	4,889,612
Current
Disclosure Of Financial Instruments [Line Items]
Trade receivables	5,744,599	3,872,893
Past due 0-30 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	930,050	792,910
Past due 31-120 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	1,993,731	27,885
Past due over 121 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 891,888	$ 812,770